Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial (Gains) Losses
Benefit amounts recognized on Equity	$ (1,035)	$ 212	$ 192
Pension benefits
Employee benefits obligations
Current service cost	247	244	214
Past service cost	(197)		4
Settlements	3	(7)	(10)
Net interest cost	18	25	39
Benefit amounts recognized on Profit & Loss	71	262	247
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(71)	(12)	(166)
Effect of changes in financial assumptions	(450)	773	1,071
Effect of experience adjustments	(214)	57	(59)
Actual return on plan assets	(294)	(517)	(745)
Effect of asset ceiling	5		3
Benefit amounts recognized on Equity	(1,024)	301	104
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	(953)	563	351
Other benefits
Employee benefits obligations
Current service cost	17	19	13
Past service cost	(1)
Settlements		(3)	(9)
Net interest cost	8	11	17
Benefit amounts recognized on Profit & Loss	24	27	21
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(8)	(3)	(2)
Effect of changes in financial assumptions	2	(1)	89
Effect of experience adjustments	(5)	(85)
Benefit amounts recognized on Equity	(11)	(89)	87
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ 13	$ (62)	$ 108